Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill and licenses $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill and licenses [Line Items]
Goodwill	$ 2,290
Licenses	1,661
Trade Name	352
Customer Relationships	1,515
ILSB [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill and licenses [Line Items]
Goodwill	1,273
Licenses	461
Trade Name	352
Customer Relationships	283
INXS [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of carrying amount of goodwill and licenses [Line Items]
Goodwill	1,017
Licenses	1,200
Trade Name
Customer Relationships	$ 1,232